Statement of Stockholders' Equity - USD ($)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	Accumulated Deficit	Totals
Balance at Dec. 31, 2014	3,098,705	3,099	10,414,931	(5,867,838)	4,550,192
Shares issued for services at a price of $10.60	18,019	18	190,983		191,001
Shares issued for services at a price of $11.80	1,250	1	14,749		14,750
Shares issued for services at a price of $13.00	313	1	4,062		4,063
Shares issued for services at a price of $12.30	1,250	1	15,373		15,374
Net loss for the year ended December 31, 2015				$ (1,696,282)	$ (1,696,282)
Balance. at Dec. 31, 2015	3,119,537	3,120	10,640,098	(7,564,120)	3,079,098
Shares forfeited	(10,000)	(10)	(257,990)		(258,000)
Shares issued for services at a price of $9.64	313	1	3,010		3,011
Shares issued for services at a price of $9.74	1,540	2	14,997		14,999
Shares issued for services at a price of $8.50	1,764	2	14,998		15,000
Shares issued for services at a price of $6.10	1,230	1	7,499		7,500
Shares issued for services at a price of $5.96	1,257	1	7,498		7,499
Fractional shares issued at reverse stock split	565	1			1
Stock options awarded to employees			$ 200,504		$ 200,504
Shares issued for services at a price of $6.00	2,083	2	12,498		12,500
Shares issued for services at a price of $5.92	15,500	15	91,745		91,760
Derivative value on issuance date - warrants and notes payable conversion feature			$ (447,850)		$ (447,850)
Debt discount on notes payable			$ 447,850		447,850
Net loss for the twelve months ended December 31, 2016				$ (2,196,834)	$ (2,196,834)
Balance at Dec. 31, 2016	3,133,789	3,135	10,734,857	(9,760,954)	977,038